Note 7 - Employee Costs Payable	12 Months Ended
Nov. 30, 2012
Compensation Related Costs, General [Text Block]
7.	Employee costs payable

As at November 30, 2012, the Company had $472,619 (November 30, 2011 - $472,619) salaries payable to Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company and $190,603 (November 30, 2011 - $263,454) for other amounts payable to certain employees.  These balances are due on demand and therefore presented as current in nature.